United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/16

Date of Reporting Period: Six months ended 09/30/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2015
Share Class	Ticker
Investment	TFIXX
Service	TFSXX

Tax-Free Money Market Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At September 30, 2015, the Fund's portfolio composition1 was as follows:
Percentage of Total Net Assets
Variable Rate Demand Instruments	79.7%
Municipal Notes	11.6%
Commercial Paper	8.8%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At September 30, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	79.5%
8-30 Days	3.9%
31-90 Days	8.3%
91-180 Days	2.9%
181 Days or more	5.5%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.1%[1,2]
		Alabama—2.6%
$25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.070%, 10/1/2015	$25,000,000
5,800,000		Eutaw, AL Industrial Development Board PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.050%, 10/1/2015	5,800,000
16,225,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.070%, 10/1/2015	16,225,000
7,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.32% TOBs (Alabama Power Co.), Mandatory Tender 10/1/2015	7,500,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.040%, 10/1/2015	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.020%, 10/7/2015	10,000,000
30,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(PNC Bank, N.A. LOC), 0.060%, 10/1/2015	30,000,000
		TOTAL	97,655,000
		Alaska—4.3%
33,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.060%, 10/1/2015	33,000,000
50,705,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.060%, 10/1/2015	50,705,000
33,370,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.060%, 10/1/2015	33,370,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.010%, 10/7/2015	42,600,000
		TOTAL	159,675,000
		Arizona—0.9%
19,995,000	[3,4]	Arizona Health Facilities Authority, Tender Option Bond Trust Certificates (2015-XF2046) Weekly VRDNs (Banner Health)/(Deutsche Bank AG LIQ), 0.170%, 10/1/2015	19,995,000
14,000,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.020%, 10/1/2015	14,000,000
		TOTAL	33,995,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Arkansas—0.2%
$5,935,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 10/1/2015	$5,935,000
		California—7.8%
13,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/8/2016	13,000,000
11,000,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.020%, 10/1/2015	11,000,000
9,000,000		California State, 2.00% Bonds, 10/1/2015	9,000,000
12,290,000		California Statewide Communities Development Authority, (Series 2004E), 0.14% CP (Kaiser Permanente), Mandatory Tender 2/4/2016	12,290,000
4,160,000		California Statewide Communities Development Authority, (Series 2004E), 0.21% CP (Kaiser Permanente), Mandatory Tender 1/6/2016	4,160,000
2,000,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.010%, 10/7/2015	2,000,000
11,815,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.020%, 10/1/2015	11,815,000
15,140,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.25% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 3/23/2016	15,140,000
36,810,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (DBE-625) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 10/1/2015	36,810,000
38,365,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 10/1/2015	38,365,000
12,720,000	[3,4]	Napa Valley, CA CCD, SPEARs (Series DBE-630) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 10/1/2015	12,720,000
22,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund 3, (1,600 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.110%, 10/1/2015	22,000,000
5,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 10/1/2015	5,000,000
12,970,000	[3,4]	Rancho Santiago, CA CCD, SPEARs (Series DBE-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 10/1/2015	12,970,000
9,410,000	[3,4]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 10/1/2015	9,410,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$46,450,000	[3,4]	San Mateo County, CA CCD, (DBE-287) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 10/1/2015	$46,450,000
350,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DBE-430) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 10/1/2015	350,000
19,865,000	[3,4]	Sierra, CA Joint CCD, SPEARs (Series DBE-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 10/1/2015	19,865,000
7,230,000	[3,4]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 10/1/2015	7,230,000
		TOTAL	289,575,000
		Colorado—1.0%
180,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.420%, 10/1/2015	180,000
10,000,000	[3,4]	Colorado Health Facilities Authority, (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.170%, 10/1/2015	10,000,000
26,370,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (DBE-1129X) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 10/1/2015	26,370,000
		TOTAL	36,550,000
		Connecticut—1.1%
3,000,000		Ansonia, CT, (Lot A), 1.25% BANs, 5/23/2016	3,014,410
5,500,000		Connecticut Development Authority, (Series 1999), 0.48% CP (New England Power Co.), Mandatory Tender 10/15/2015	5,500,000
2,115,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.020%, 10/1/2015	2,115,000
1,100,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.010%, 10/7/2015	1,100,000
2,000,000		Connecticut State HEFA, (1999 Series U-1) Weekly VRDNs (Yale University), 0.010%, 10/7/2015	2,000,000
1,200,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(U.S. Bank, N.A. LIQ), 0.010%, 10/1/2015	1,200,000
500,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.020%, 10/7/2015	500,000
13,350,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 10/1/2015	13,350,000
8,000,000		Putnam, CT, 0.75% BANs, 11/18/2015	8,003,621
4,500,000		Regional School District No. 16, CT, 1.00% BANs, 10/7/2015	4,500,515
1,000,000		Regional School District No. 16, CT, 1.00% BANs, 1/28/2016	1,001,805
		TOTAL	42,285,351
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—0.4%
$14,915,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 10/1/2015	$14,915,000
		Florida—6.3%
11,985,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3EW) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.150%, 10/1/2015	11,985,000
7,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.020%, 10/1/2015	7,630,000
1,160,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.270%, 10/7/2015	1,160,000
1,980,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.040%, 10/7/2015	1,980,000
15,135,000	[3,4]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Credit Suisse AG LIQ), 0.020%, 10/1/2015	15,135,000
45,960,000		Jacksonville, FL PCR, (Series 1994), 0.11% CP (Florida Power & Light Co.), Mandatory Tender 10/15/2015	45,960,000
25,535,000		Jacksonville, FL, Transportation Revenue Bonds (Series 2008A) Weekly VRDNs (Jacksonville, FL Transportation Authority)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 10/1/2015	25,535,000
1,155,000		Miami-Dade County, FL Aviation, (Series B), 1.00% Bonds, 10/1/2015	1,155,000
5,000,000	[3,4]	Miami-Dade County, FL, RBC 3A-7 (Series E-64), 0.11% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC) 10/1/2015	5,000,000
4,200,000	[3,4]	Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.150%, 10/1/2015	4,200,000
32,545,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles 3A-7 (Series 2014-0019) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 10/1/2015	32,545,000
13,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC 3A-7 (Series E-62), 0.11% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 11/2/2015	13,000,000
25,910,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds MVRENs (Series 2011A), 0.200%, 10/1/2015	25,910,000
12,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-1), 0.220%, 10/1/2015	12,500,000
12,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.08% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 12/11/2015	12,500,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$18,725,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 10/2/2015	$18,725,000
		TOTAL	234,920,000
		Georgia—1.5%
24,515,000	[3,4]	Clarke County, GA Hospital Authority, Solar Eclipse (Series 2007-0031) Weekly VRDNs (Athens Regional Medical Center)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 10/1/2015	24,515,000
4,300,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.230%, 10/1/2015	4,300,000
1,575,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.230%, 10/1/2015	1,575,000
4,800,000		Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.200%, 10/1/2015	4,800,000
10,000,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.08% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 10/1/2015	10,000,000
10,940,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.08% TOBs (Royal Bank of Canada, Montreal LOC), Mandatory Tender 12/1/2015	10,940,000
		TOTAL	56,130,000
		Illinois—3.1%
8,630,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.100%, 10/1/2015	8,630,000
5,990,000		Chicago, IL O'Hare International Airport, (Series B), 5.25% Bonds, 1/1/2016	6,063,547
1,285,000		Chicago, IL O'Hare International Airport, (Series D), 5.00% Bonds, 1/1/2016	1,299,936
17,790,000	[3,4]	Chicago, IL Transit Authority, Tender Option Bond Trust Certificates (2015-XF0232) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.050%, 10/1/2015	17,790,000
28,670,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.110%, 10/1/2015	28,670,000
7,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 10/1/2015	7,500,000
11,500,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.160%, 10/1/2015	11,500,000
6,930,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.160%, 10/1/2015	6,930,000
2,475,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.030%, 10/1/2015	2,475,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$4,600,000	Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(PNC Bank, N.A. LOC), 0.020%, 10/7/2015	$4,600,000
14,900,000	Illinois Finance Authority, (Series 2009E) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 10/1/2015	14,900,000
4,300,000	Morton Grove Village, IL, (Series 2006) Weekly VRDNs (Illinois Holocaust Museum and Education Center)/(Bank of America N.A. LOC), 0.020%, 10/1/2015	4,300,000
	TOTAL	114,658,483
	Indiana—2.5%
12,917,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2015	12,966,025
7,835,000	Dearborn County, IN EDRB, (Series 2006) Weekly VRDNs (Dearborn County Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.110%, 10/1/2015	7,835,000
8,350,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(U.S. Bank, N.A. LOC), 0.070%, 10/1/2015	8,350,000
4,035,000	Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.040%, 10/1/2015	4,035,000
9,600,000	Madison, IN EDRB, (Series 1987) Weekly VRDNs (Arvin Sango, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 10/7/2015	9,600,000
50,000,000	Posey County, IN EDA, (Series 2013A), 0.25% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 11/3/2015	50,000,000
	TOTAL	92,786,025
	Iowa—1.0%
15,000,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.050%, 10/1/2015	15,000,000
23,900,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.020%, 10/7/2015	23,900,000
	TOTAL	38,900,000
	Kentucky—1.2%
9,860,000	Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 10/2/2015	9,860,000
23,155,000	Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 10/2/2015	23,155,000
340,000	Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.270%, 10/1/2015	340,000
10,000,000	Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 10/1/2015	10,000,000
	TOTAL	43,355,000
	Louisiana—3.4%
25,000,000	Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.040%, 10/7/2015	25,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.040%, 10/7/2015	$12,000,000
2,315,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.040%, 10/7/2015	2,315,000
8,000,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 10/1/2015	8,000,000
34,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.150%, 10/1/2015	34,500,000
5,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.020%, 10/7/2015	5,000,000
13,200,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.320%, 10/7/2015	13,200,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.300%, 10/7/2015	2,000,000
23,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 10/7/2015	23,000,000
		TOTAL	125,015,000
		Maryland—0.7%
2,055,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 10/6/2015	2,055,500
25,000,000		Montgomery County, MD, (2009 Series A), 0.02% CP, Mandatory Tender 10/2/2015	25,000,000
		TOTAL	27,055,500
		Massachusetts—3.5%
5,564,870		Abington, MA, 0.45% BANs, 11/24/2015	5,566,494
20,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 10/1/2015	20,000,000
32,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 10/1/2015	32,500,000
3,500,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.020%, 10/1/2015	3,500,000
19,255,000		Massachusetts Bay Transportation Authority General Transportation System, (2000 Series A-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.030%, 10/7/2015	19,255,000
8,490,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.020%, 10/1/2015	8,490,000
9,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.45% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 10/2/2015	9,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$365,000		Massachusetts Development Finance Agency, (Series 2004), 0.55% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 10/8/2015	$365,000
8,700,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.020%, 10/1/2015	8,700,000
1,500,000		Massachusetts HEFA, (Series F) Weekly VRDNs (Amherst College), 0.010%, 10/1/2015	1,500,000
2,200,000		Massachusetts IFA, (Series 1992B), 0.40% CP (New England Power Co.), Mandatory Tender 10/2/2015	2,200,000
735,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.010%, 10/1/2015	735,000
2,000,000		Middleborough, MA, 1.00% BANs, 10/9/2015	2,000,305
4,325,900		Randolph, MA, 0.55% BANs, 11/17/2015	4,327,282
11,643,498		Springfield, MA, 1.25% BANs, 6/10/2016	11,707,594
		TOTAL	129,846,675
		Michigan—4.7%
51,000,000	[3,4]	Eastern Michigan University Board of Regents, (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.170%, 10/1/2015	51,000,000
90,000		Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.040%, 10/7/2015	90,000
35,000,000		Michigan State Housing Development Authority, (2007 Series D-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.030%, 10/7/2015	35,000,000
12,800,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 10/7/2015	12,800,000
27,780,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.070%, 10/7/2015	27,780,000
20,000,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.030%, 10/7/2015	20,000,000
29,245,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.050%, 10/1/2015	29,245,000
		TOTAL	175,915,000
		Minnesota—2.1%
15,000,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.030%, 10/1/2015	15,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Minnesota—continued
$45,500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.030%, 10/1/2015	$45,500,000
16,400,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.030%, 10/1/2015	16,400,000
		TOTAL	76,900,000
		Mississippi—0.2%
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.080%, 10/1/2015	7,240,000
		Missouri—1.9%
8,430,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.070%, 10/1/2015	8,430,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(BOKF, N.A. LOC), 0.070%, 10/1/2015	10,000,000
16,335,000	[3,4]	Columbia, MO Special Obligation Electric Utility, Solar Eclipse (Series 2006-0143), 0.12% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 11/19/2015	16,335,000
28,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.220%, 10/1/2015	28,000,000
6,525,000		Missouri State HEFA, (Series 2011B) Daily VRDNs (Rockhurst University)/(Commerce Bank, N.A., Kansas City LOC), 0.030%, 10/1/2015	6,525,000
		TOTAL	69,290,000
		Multi-State—7.3%
6,140,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 10/1/2015	6,140,000
19,400,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs, (Series 2), (Toronto Dominion Bank LIQ), 0.110%, 10/1/2015	19,400,000
18,500,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, Weekly VRDPs, (Series 1), (Citibank N.A. LIQ), 0.110%, 10/1/2015	18,500,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/(Barclays Bank PLC LIQ), 0.120%, 10/1/2015	15,000,000
88,200,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs, (JPMorgan Chase Bank, NA LIQ), 0.100%, 10/1/2015	88,200,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.110%, 10/1/2015	25,000,000
20,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., Weekly VRDPs, (4,895 Series 1), (Barclays Bank PLC LIQ), 0.120%, 10/1/2015	20,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1), Weekly VRDPs, (JPMorgan Chase Bank, NA LIQ), 0.100%, 10/1/2015	5,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$48,100,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1), Weekly VRDPs, (JPMorgan Chase Bank, NA LIQ), 0.100%, 10/1/2015	$48,100,000
25,000,000	[3,4]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.120%, 10/1/2015	25,000,000
		TOTAL	270,340,000
		Nebraska—0.4%
1,180,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.270%, 10/1/2015	1,180,000
8,300,000		Stanton County, NE, (Series 1996) Weekly VRDNs (Nucor Corp.), 0.320%, 10/7/2015	8,300,000
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.320%, 10/7/2015	2,000,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.050%, 10/1/2015	4,880,000
		TOTAL	16,360,000
		Nevada—0.3%
10,655,000	[3,4]	Clark County, NV Highway Improvement, SPEARs (Series DBE-669) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 10/1/2015	10,655,000
1,000,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MUFG Union Bank, N.A. LOC), 0.010%, 10/7/2015	1,000,000
		TOTAL	11,655,000
		New Hampshire—1.0%
10,700,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.45% CP (New England Power Co.), Mandatory Tender 10/2/2015	10,700,000
25,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 10/1/2015	25,000,000
		TOTAL	35,700,000
		New Jersey—8.3%
5,000,000		Avalon Boro, NJ, 1.00% BANs, 2/24/2016	5,013,537
12,250,000		Carteret, NJ, 1.25% BANs, 6/3/2016	12,307,290
5,412,000		Chester Township, NJ, 1.25% BANs, 2/19/2016	5,432,844
8,482,695		Linden, NJ, 1.25% BANs, 12/16/2015	8,495,518
10,000,000		Marlboro Township, NJ, 1.00% BANs, 2/12/2016	10,023,967
4,851,900		Mountainside, NJ, 1.00% BANs, 10/30/2015	4,854,394
3,600,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.290%, 10/1/2015	3,600,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$3,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 10/1/2015	$3,000,000
5,000,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 10/1/2015	5,000,000
26,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.030%, 10/1/2015	26,975,000
35,385,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 10/1/2015	35,385,000
70,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 10/1/2015	70,000,000
48,875,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-624) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 10/1/2015	48,875,000
10,300,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (450 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 10/1/2015	10,300,000
18,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 10/1/2015	18,000,000
20,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 10/1/2015	20,000,000
10,500,000		Plainfield, NJ, 1.75% BANs, 9/1/2016	10,600,427
3,000,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	3,013,783
9,401,925		West Orange Township, NJ, 2.00% BANs, 4/15/2016	9,473,732
		TOTAL	310,350,492
		New Mexico—0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 10/1/2015	2,000,000
		New York—3.8%
47,375,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.10% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 11/12/2015	47,375,000
9,499,185		Beaver River, NY CSD, 1.75% BANs, 6/30/2016	9,570,147
8,700,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	8,711,187
6,375,000		New York City, NY Municipal Water Finance Authority, Fiscal 2012 (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 10/1/2015	6,375,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$1,450,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-1) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.010%, 10/1/2015	$1,450,000
8,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, SPEARs (DB-1090X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 10/1/2015	8,000,000
24,736,400		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	24,842,787
7,700,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-636) Weekly VRDNs (Deutsche Bank AG LIQ), 0.140%, 10/1/2015	7,700,000
5,000,000		Schoharie County, NY, 1.00% BANs, 11/13/2015	5,002,751
6,000,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	6,036,083
15,000,000		Wappingers, NY CSD, (Series 2014C), 1.00% BANs, 12/15/2015	15,022,099
		TOTAL	140,085,054
		North Carolina—2.2%
3,985,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 10/7/2015	3,985,000
8,000,000		Charlotte, NC, 0.11% CP, Mandatory Tender 10/30/2015	8,000,000
20,000,000		Charlotte, NC, 0.30% CP, Mandatory Tender 3/22/2016	20,000,000
1,500,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 10/7/2015	1,500,000
3,030,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 10/7/2015	3,030,000
2,100,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.010%, 10/7/2015	2,100,000
1,450,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.010%, 10/7/2015	1,450,000
4,300,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.020%, 10/1/2015	4,300,000
560,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.020%, 10/1/2015	560,000
9,500,000	[3,4]	North Carolina Capital Facilities Finance Agency, Eagles 3A-7 (Series 2014-0050) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.030%, 10/1/2015	9,500,000
3,645,000	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Receipts (2015-XF0095) Daily VRDNs (Duke University)/ (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 10/1/2015	3,645,000
12,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.020%, 10/1/2015	12,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$2,000,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.010%, 10/1/2015	$2,000,000
7,000,000	[3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.15% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/8/2015	7,000,000
2,800,000	[3,4]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.030%, 10/1/2015	2,800,000
		TOTAL	81,870,000
		Ohio—1.4%
5,850,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(KeyBank, N.A. LOC), 0.140%, 10/1/2015	5,850,000
6,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.07% TOBs (Trinity Healthcare Credit Group), Optional Tender 12/1/2015	6,000,000
15,000,000	[3,4]	Nuveen Ohio Quality Income Municipal Fund, (1,480M Series 1), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.110%, 10/1/2015	15,000,000
3,955,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.090%, 10/1/2015	3,955,000
18,275,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 10/2/2015	18,275,000
4,525,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.200%, 10/1/2015	4,525,000
		TOTAL	53,605,000
		Oklahoma—0.9%
35,465,000		University Hospitals Trust, OK, (Series 2005A) Weekly VRDNs (Bank of America N.A. LOC), 0.030%, 10/7/2015	35,465,000
		Pennsylvania—5.4%
15,550,000		Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.060%, 10/1/2015	15,550,000
3,795,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.060%, 10/1/2015	3,795,000
18,955,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (South Park School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.060%, 10/1/2015	18,955,000
78,905,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 10/7/2015	78,905,000
7,700,000		Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.060%, 10/1/2015	7,700,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$3,010,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.060%, 10/7/2015	$3,010,000
22,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1050 Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.120%, 10/1/2015	22,000,000
7,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.120%, 10/1/2015	7,000,000
8,535,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.020%, 10/1/2015	8,535,000
33,800,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.060%, 10/1/2015	33,800,000
		TOTAL	199,250,000
		Rhode Island—0.2%
6,710,000		Rhode Island State Health and Educational Building Corp., (Series 2005A) Catholic School Pool Program Issue Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.030%, 10/1/2015	6,710,000
		South Carolina—0.2%
9,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.320%, 10/7/2015	9,000,000
		Tennessee—3.5%
22,715,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.200%, 10/1/2015	22,715,000
20,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, (Series A), 0.13% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), Mandatory Tender 10/6/2015	20,000,000
10,300,000		Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.050%, 10/7/2015	10,300,000
10,585,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.080%, 10/7/2015	10,585,000
42,900,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.030%, 10/1/2015	42,900,000
25,300,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.030%, 10/1/2015	25,300,000
		TOTAL	131,800,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—5.3%
$21,170,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.030%, 10/1/2015	$21,170,000
10,000,000		Denton, TX ISD, (Series 2005-A) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 10/1/2015	10,000,000
18,100,000	[3,4]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 10/1/2015	18,100,000
6,995,000	[3,4]	Grand Parkway Transportation Corp., TX, Tender Option Bond Trust Certificates (2015-XF0228) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.030%, 10/1/2015	6,995,000
10,780,000	[3,4]	North Texas Tollway Authority, SPEARs (DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 10/1/2015	10,780,000
60,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.120%, 10/1/2015	60,000,000
23,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 10/7/2015	23,000,000
9,965,000	[3,4]	San Antonio, TX Public Facilities Corp., Clipper Tax-Exempt Certificates Trust (Series 2012-3AX) Weekly VRDNs (San Antonio, TX)/(State Street Bank and Trust Co. LIQ), 0.020%, 10/1/2015	9,965,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.080%, 10/1/2015	15,000,000
7,500,000		Texas State, (Series 2012B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.010%, 10/7/2015	7,500,000
4,000,000		Texas State, Veterans Bonds (Series 2013A) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.010%, 10/7/2015	4,000,000
12,505,000	[3,4]	University of North Texas System, SPEARs (Series DBE-491) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 10/1/2015	12,505,000
		TOTAL	199,015,000
		Utah—0.5%
2,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.030%, 10/1/2015	2,000,000
15,600,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.220%, 10/1/2015	15,600,000
		TOTAL	17,600,000
		Virginia—2.0%
1,430,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.020%, 10/1/2015	1,430,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$2,400,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.45% CP (Virginia Electric & Power Co.), Mandatory Tender 11/6/2015	$2,400,000
1,845,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 10/1/2015	1,845,000
8,000,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.020%, 10/1/2015	8,000,000
8,795,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.070%, 10/1/2015	8,795,000
10,000,000	[3,4]	Nuveen Virginia Premium Income Municipal Fund, (1280 Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.110%, 10/1/2015	10,000,000
35,000,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.16% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Mandatory Tender 10/8/2015	35,000,000
6,000,000		Virginia College Building Authority, (Liberty University, Inc.), 0.190%, 11/3/2015	6,000,000
		TOTAL	73,470,000
		Washington—1.5%
9,195,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, (PUTTERs Series 5002) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.020%, 10/1/2015	9,195,000
4,540,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.030%, 10/7/2015	4,540,000
14,000,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 0.050%, 10/7/2015	14,000,000
29,865,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(Barclays Bank PLC LOC), 0.020%, 10/7/2015	29,865,000
		TOTAL	57,600,000
		West Virginia—1.3%
2,665,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.040%, 10/1/2015	2,665,000
16,300,000		Grant County, WV County Commission, PCRB (Series 1994), 0.48% CP (Virginia Electric & Power Co.), Mandatory Tender 10/21/2015	16,300,000
28,395,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 10/1/2015	28,395,000
		TOTAL	47,360,000
		Wisconsin—3.4%
24,960,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.16% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 12/8/2015	24,960,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$11,150,000	Wisconsin Health & Educational Facilities Authority, (UnityPoint Health), MVRENs (Series 2014B-2), 0.220%, 10/1/2015	$11,150,000
22,000,000	Wisconsin State, (Wisconsin State Petroleum Inspection Fee), 0.130%, 11/2/2015	22,000,000
68,325,000	Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.150% - 0.200%, 10/6/2015 - 12/1/2015	68,325,000
	TOTAL	126,435,000
	Wyoming—0.7%
27,000,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.060%, 10/7/2015	27,000,000
	TOTAL SHORT-TERM MUNICIPALS—100.1% (AT AMORTIZED COST)[5]	3,725,267,580
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(3,580,343)
	TOTAL NET ASSETS—100%	$3,721,687,237
Securities that are subject to the federal alternative minimum tax (AMT) represent 19.9% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At September 30, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.0%	3.0%
Semi-Annual Shareholder Report

2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2015, these restricted securities amounted to $1,398,165,000, which represented 37.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2015, these liquid restricted securities amounted to $1,391,165,000, which represented 37.4% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRB	—Industrial Development Revenue Bond
IFA	—Industrial Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferred Shares
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.12%	0.16%	0.27%[4]	0.33%[4]	0.41%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.67%[3]	0.68%	0.63%	0.53%	0.48%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,689,048	$3,900,310	$3,805,497	$3,844,519	$3,737,876	$3,765,578
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2013, 2012 and 2011, are 0.27%, 0.33% and 0.41%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2015	Year Ended March 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.12%	0.17%	0.27%[4]	0.33%[4]	0.41%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.71%[3]	0.73%	0.68%	0.58%	0.52%	0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,640	$77,696	$68,131	$232,523	$202,711	$158,840
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the years ended March 31, 2013, 2012 and 2011, are 0.27%, 0.33% and 0.41%, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2015 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$3,725,267,580
Cash		1,174,032
Income receivable		1,937,563
Receivable for shares sold		28,665,691
TOTAL ASSETS		3,757,044,866
Liabilities:
Payable for investments purchased	$25,910,028
Payable for shares redeemed	8,858,337
Income distribution payable	8,731
Payable to adviser (Note 4)	20,881
Payable for other service fees (Notes 2 and 4)	86,910
Accrued expenses (Note 4)	472,742
TOTAL LIABILITIES		35,357,629
Net assets for 3,719,486,975 shares outstanding		$3,721,687,237
Net Assets Consist of:
Paid-in capital		$3,719,436,051
Accumulated net realized gain on investments		2,250,727
Undistributed net investment income		459
TOTAL NET ASSETS		$3,721,687,237
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$3,689,047,545 ÷ 3,686,867,461 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$32,639,692 ÷ 32,619,514 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2015 (unaudited)
Investment Income:
Interest			$2,769,133
Expenses:
Investment adviser fee (Note 4)		$9,590,015
Administrative fee (Note 4)		1,501,475
Custodian fees		61,827
Transfer agent fee (Note 4)		1,109,501
Directors'/Trustees' fees (Note 4)		12,839
Auditing fees		10,625
Legal fees		30,777
Portfolio accounting fees		90,116
Other service fees (Notes 2 and 4)		2,893,425
Share registration costs		88,322
Printing and postage		46,167
Miscellaneous (Note 4)		25,942
TOTAL EXPENSES		15,461,031
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(8,951,849)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(3,923,583)
TOTAL WAIVERS AND REIMBURSEMENTS		(12,875,432)
Net expenses			2,585,599
Net investment income			183,534
Net realized gain on investments			1,883,800
Change in net assets resulting from operations			$2,067,334
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2015	Year Ended 3/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$183,534	$369,570
Net realized gain on investments	1,883,800	858,995
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,067,334	1,228,565
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(181,216)	(362,895)
Service Shares	(2,821)	(6,195)
Distributions from net realized gain on investments
Investment Shares	—	(518,916)
Service Shares	—	(5,945)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(184,037)	(893,951)
Share Transactions:
Proceeds from sale of shares	4,763,405,878	9,850,306,264
Net asset value of shares issued to shareholders in payment of distributions declared	180,302	376,961
Cost of shares redeemed	(5,021,788,894)	(9,746,639,259)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(258,202,714)	104,043,966
Change in net assets	(256,319,417)	104,378,580
Net Assets:
Beginning of period	3,978,006,654	3,873,628,074
End of period (including undistributed net investment income of $459 and $962, respectively)	$3,721,687,237	$3,978,006,654
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Tax-Free Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. The Fund normally will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (FIMCO), the general partner of Passport Research, Ltd. (“Adviser”) and certain of FIMCO's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing-services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares and Service Shares may bear other service fees and transfer agent fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, financial intermediaries, including Edward Jones, may waive other service fees. These waivers can be modified or terminated at any time. For the six months ended September 30, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed by FSSC	Other Service Fees Waived by Edward Jones	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$2,819,252	$(648,093)	$(2,171,159)	$—
Service Shares	74,173	—	—	(74,173)
TOTAL	$2,893,425	$(648,093)	$(2,171,159)	$(74,173)
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such security for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the security. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.15% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/8/2015	7/9/2015	$7,000,000	$7,000,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	4,698,506,289	$4,698,506,289	9,704,117,341	$9,704,117,341
Shares issued to shareholders in payment of distributions declared	180,064	180,064	375,428	375,428
Shares redeemed	(4,911,819,482)	(4,911,819,482)	(9,610,007,794)	(9,610,007,794)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(213,133,129)	$(213,133,129)	94,484,975	$94,484,975

	Six Months Ended 9/30/2015		Year Ended 3/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	64,899,589	$64,899,589	146,188,923	$146,188,923
Shares issued to shareholders in payment of distributions declared	238	238	1,533	1,533
Shares redeemed	(109,969,412)	(109,969,412)	(136,631,465)	(136,631,465)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(45,069,585)	$(45,069,585)	9,558,991	$9,558,991
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(258,202,714)	$(258,202,714)	104,043,966	$104,043,966
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.50% on the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2015, the Adviser voluntarily waived $8,951,849 of its fee.
Adviser's Background
The Adviser is a Pennsylvania limited partnership organized in 1981. FIMCO is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is an indirect wholly owned subsidiary of Federated Investors, Inc. (“Federated”). Edward D. Jones & Co., L.P. doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. Edward Jones may receive revenue in excess of its partnership interest under allocation agreements periodically agreed upon by Federated and Edward Jones. In addition, Federated and Edward Jones may allocate the revenue each party receives in connection with Fund-paid affiliated services (administrative, transfer agent and other service fees) according to a mutually agreed upon formula which is negotiated and may vary over time. Including
Semi-Annual Shareholder Report

revenue resulting from the Fund's payment of expenses for these affiliated services as well as partnership distributions and allocations from the Adviser, both parties received a percentage of the total amounts paid to Edward Jones and Federated subsidiaries for the six months ended September 30, 2015, which approximates their respective partnership interests.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Transfer Agent
Edward Jones serves as transfer agent for the Investment Shares of the Fund. The fee paid to Edward Jones is based on the size, type and number of accounts. Edward Jones may voluntarily choose to waive any portion of its fee. Edward Jones can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2015, FSSC has voluntarily agreed to reimburse $57,555 of the transfer agent fees. This reimbursement and waiver can be modified at any time. For the six months ended September 30, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Edward Jones	Transfer Agent Fees Reimbursed by FSSC	Transfer Agent Fees Waived by Unaffiliated Third Parties
Investment Shares	$1,108,316	$(972,603)	$(57,555)	$—
Service Shares	1,185	—	—	(1,185)
TOTAL	$1,109,501	$(972,603)	$(57,555)	$(1,185)
Other Service Fees
For the six months ended September 30, 2015, FSSC did not receive any fees paid by the Fund and reimbursed $648,093 of other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended September 30, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,398,325,500 and $892,890,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2015, there were no outstanding loans. During the six months ended September 30, 2015, the program was not utilized.
Semi-Annual Shareholder Report

7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amendments) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2015	Ending Account Value 9/30/2015	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.10	$0.65[2]
Service Shares	$1,000	$1,000.10	$0.65[3]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,024.35	$0.66[2]
Service Shares	$1,000	$1,024.35	$0.66[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.13%
Service Shares	0.13%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Investment Shares current fee limit of 0.78%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half year period) would be $3.90 and $3.94, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current fee limit of 0.61%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half year period) would be $3.05 and $3.08, respectively.
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Automated Cash Management Trust, Federated Automated Government Cash Reserves, Federated California Municipal Cash Trust, Federated Capital Reserves Fund, Federated Connecticut Municipal Cash Trust, Federated Florida Municipal Cash Trust, Federated Georgia Municipal Cash Trust, Federated Government Obligations Fund, Federated Government Obligations Tax-Managed Fund, Federated Government Reserves Fund, Federated Liberty U.S. Government Money Market Trust, Federated Massachusetts Municipal Cash Trust, Federated Master Trust, Federated Michigan Municipal Cash Trust, Federated Minnesota Municipal Cash Trust, Federated Money Market Management, Federated Municipal Obligations Fund, Federated Municipal Trust, Federated New Jersey Municipal Cash Trust, Federated New York Municipal Cash Trust, Federated North Carolina Municipal Cash Trust, Federated Ohio Municipal Cash Trust, Federated Pennsylvania Municipal Cash Trust, Federated Prime Cash Obligations Fund, Federated Prime Obligations Fund, Federated Prime Value Obligations Fund, Federated Tax-Free Obligations Fund, Federated Tax-Free Trust, Federated Treasury Obligations Fund, Federated Trust for U.S. Treasury Obligations, Federated U.S. Treasury Cash Reserves, Federated Virginia Municipal Cash Trust and Tax-Free Money Market Fund (collectively, the “Funds”), portfolios of Money Market Obligations Trust (the “Trust”), was held on August 6, 2015. On June 8, 2015, the record date for shareholders voting at the meeting, there were 178,349,848,437 total outstanding shares of the Trust.
AGENDA ITEM 1
To elect certain Trustees (“Trustees”) of the Trust, each to hold office for the term indicated.1
Name	For	Against	Abstain
John T. Collins	82,427,412,683.875	1,206,600,137.258	2,937,326,406.466
G. Thomas Hough	82,472,127,518.626	972,044,673.236	2,947,167,035.737
Maureen Lally-Green	82,231,174,135.426	1,240,359,680.593	2,919,805,411.580
P. Jerome Richey	82,307,948,884.016	1,107,052,521.345	2,976,337,822.238
1	The following Trustees continued their terms: John F. Donahue, J. Christopher Donahue, Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.
Due to insufficient affirmative shareholder vote for the remaining shareholder proposals, the August 6, 2015 Special Meeting of Shareholders of the Funds was adjourned until August 10, 2015, and subsequently adjourned again to August 12, 2015.

At the August 12, 2015 Special Meeting of Shareholders, the following items were considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM 2
To modernize and make more efficient the Trust's Declaration of Trust through the following amendments:
(a) Permit the Trust or any Fund to comply with requirements of amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), including to involuntarily redeem shares held by shareholders who do not meet qualifications for ownership or to comply with applicable laws and regulations.
For	Against	Abstain	Broker Non-Vote
68,551,793,859.693	611,375,005.452	1,929,958,412.524	18,581,186,850.909
(b) Permit the Trustees to authorize the Trust, or any Fund or class, as applicable, to dissolve, convert, merge, consolidate, reorganize, sell all or any part of its assets, exchange shares or re-domicile without shareholder approval, to the extent permitted under the 1940 Act.
For	Against	Abstain	Broker Non-Vote
61,721,974,272.950	7,391,892,163.229	1,979,260,841.490	18,581,186,850.909
(c) Permit future amendments to the Declaration of Trust to be made by the Trustees, to the extent that a shareholder vote is not required under the 1940 Act and that those amendments are not in contravention of federal securities laws.
For	Against	Abstain	Broker Non-Vote
60,982,221,140.632	8,150,881,806.859	1,960,024,330.178	18,851,186,850.909
Abstentions and Broker Non-Votes
Abstentions and broker non-votes were counted for purposes of determining whether a quorum was present, but did not have an effect on the outcome of the vote on the proposal for Election of Trustees.
Abstentions and broker non-votes had the effect of a vote against proposals 2(a), 2(b) and 2(c).
Broker non-votes occur when shares held by brokers or nominees, typically in “street name,” have proxies returned but: (a) voting instructions have not been received from the beneficial owners or persons entitled to vote; and (b) the broker or nominee does not have discretionary voting power or elects not to exercise discretion on a particular matter.

Evaluation and Approval of Advisory Contract–May 2015
Tax-Free Money Market Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and expense reimbursements and overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund or its agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative or may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Tax-Free Money Market Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N195
CUSIP 60934N187
8110107 (11/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 23, 2015